DISCLOSURE OF OTHER INFORMATION (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income, Total		$ 124,304	$ 111,513	$ 257,863
Gain from changes in fair value of biological assets (See note 20)		84,476	83,031	208,562
Net income from insurance compensation		1,788	1,305	3,222
Revenue from export promotion		3,570	3,542	2,350
Lease income		2,156	3,061	4,687
Gain on sales of assets		13,164	13,444	17,485
Access easement		260	565	3,756
Recovery of tax credits		0	0	2,033
Compensations received		4,554	283	139
Other operating results	[1]	14,336	6,282	15,629
Total of Other Expenses by activity		(95,880)	(240,165)	(77,415)
Depreciation		(523)	(466)	(562)
Legal expenses		(3,832)	(3,882)	(5,087)
Impairment provision for property, plant and equipment and others		(31,680)	(33,240)	(14,979)
Operating expenses related to plants stoppage		(2,718)	(7,275)	(3,926)
Expenses related to projects		(15,497)	(2,139)	(1,620)
Loss of asset sales		(8,533)	(4,691)	(2,283)
Loss and repair of assets		(430)	(3,739)	(1,307)
Loss of forest due to fires	[2]	(2,584)	(138,139)	(15,193)
Other Taxes		(16,821)	(17,463)	(8,261)
Research and development expenses		(1,888)	(2,594)	(2,684)
Fines, readjustments and interests		(788)	(3,675)	(1,004)
Loss on disposal of associates		0	0	(10,369)
Other expenses		(10,586)	(22,862)	(10,140)
Financing income, total		20,895	19,640	29,701
Financial income from mutual funds - term deposits		13,177	11,023	11,439
Financial income resulting from swap - forward instruments		596	3,602	7,226
Other financial income		7,122	5,015	11,036
Financing costs, Total		(214,779)	(287,958)	(258,467)
Interest expense, Banks loans		(29,320)	(31,014)	(33,224)
Interest expense, Bonds		(142,846)	(223,602)	(183,203)
Interest expense, other financial instruments		(18,716)	(15,706)	(17,221)
Other financial costs		(23,897)	(17,636)	(24,819)
Total		17,246	17,017	23,939
Investments in associates		3,043	4,855	16,348
Joint ventures		$ 14,203	$ 12,162	$ 7,591

[1]	”Other operating results” includes extraction of sand and gravel from wharfage and indemnities, among others.
[2]	Loss of forest due to fires are presented net of ThU.S.$35,000 from insurance compensation as of December 2017.